Note 4(a) - Advances for Vessels Under Construction - Advances for Vessels Acquisitions Under Construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Balance	$ 12,241
— Advances paid	89,442
— Capitalized expenses	972
— Transferred to Vessels, net	(76,959)
Balance	$ 25,696